Deposits	3 Months Ended
Mar. 31, 2012
Deposits [Abstract]
DEPOSITS

NOTE 8 – DEPOSITS

Time deposits of $100 thousand or more were $51,907, $40,869 and $44,963 at March 31, 2012 (unaudited), December 31, 2011 and 2010, respectively.

Scheduled maturities of time deposits for the next five years at March 31, 2012 (unaudited) were as follows:

April 1 – December 31, 2012	$68,514
Year ended December 31, 2013	25,099
Year ended December 31, 2014	27,287
Year ended December 31, 2015	11,864
Year ended December 31, 2016	1,429
Thereafter	8,219

$142,412